Lease (Tables)	12 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Other Information

The operating lease cost was $2,166,911 and $1,514,162 for the years ended June 30, 2025 and 2024, respectively.

	As of and for the year ended June 30,
	2025	2024
Other information
Cash paid for operating leases	2,122,665	1,181,396
ROU assets obtained in exchange for new operating lease liabilities	2,637,381	3,553,256
Weighted-average remaining lease term (in years):
Operating leases	1.74	2.25
Weighted-average discount rate:
Operating leases	4.94%	5.10%

Schedule of Future Minimum Lease Payments for Operating Leases

Future minimum lease payments for operating leases as of June 30, 2025, are as follows:

Operating Leases
2026	2,416,712
2027	1,158,535
2028	188,486
Total minimum lease payments	3,763,733
Less: imputed interest	(114,169)
Total lease liability balance	3,649,564

Minimum payments related to leases not yet commenced as of June 30, 2025	7,036